Schedule of Investments (unaudited) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 28.2%
AIMCO CLO Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	773	$422,193
Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)(c)		1,367	1,216,528
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 4.52%, 01/28/31(a)(d)		250	187,274
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 8.05%, 04/15/31(a)(d)		300	183,599
Assurant CLO II Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 7.42%, 04/20/31(a)(d)		400	220,558
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (3 mo. LIBOR US + 6.90%), 8.81%, 10/15/32(a)(d)		500	300,228
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 9.53%, 10/20/32(a)(d)		250	168,443
CarVal CLO II Ltd., Series 2019-1A(a)(d):
Class D, (3 mo. LIBOR US + 4.15%), 5.97%, 04/20/32		2,000	1,485,573
Class E, (3 mo. LIBOR US + 6.75%), 8.57%, 04/20/32		250	149,947
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 8.26%, 07/20/32(a)(d)		1,300	716,298
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 4.73%, 07/16/31(a)(d)		250	175,452
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 3.60%), 4.60%, 06/09/30(a)(d)		1,050	833,306
Cent CLO Ltd., Series 2013-19A, Class C, (3 mo. LIBOR US + 3.30%), 5.07%, 10/29/25(a)(d)		700	563,623
Elmwood CLO II Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.80%), 8.62%, 04/20/31(a)(d)		250	163,264
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 8.90%, 10/15/32(a)(d)		500	318,699
Finance of America Structured Securities Trust, Series 2019-HB1, Class M5, 6.00%, 04/25/29(a)(b)(c)		2,000	1,904,449
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 4.78%, 10/15/30(a)(d)		1,500	1,128,733

Security		Par (000)	Value

Asset-Backed Securities (continued)
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 4.30%, 04/20/29(a)(c)(d)	USD	300	$300,000
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.35%), 1.30%, 12/25/35(d)		3,371	1,142,878
Kayne CLO Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 9.28%, 01/20/33(a)(d)		250	155,474
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 5.07%, 01/20/29(a)(d)		560	431,751
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 5.52%, 04/20/26(a)(d)		800	643,657
Madison Park Funding XXXII Ltd., Series 2018-32A, Class E, (3 mo. LIBOR US + 7.10%), 8.90%, 01/22/31(a)(d)		750	482,661
Mariner CLO LLC, Series 2018-1A, Class E, (3 mo. LIBOR US + 6.89%), 8.66%, 04/30/32(a)(d)		1,250	726,622
Mariner Finance Issuance Trust, Series 2018-AA, Class D, 5.44%, 07/20/32(a)		900	670,294
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(a)		493	311,928
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(b)		1,500	1,428,706
OCP CLO Ltd.(a):
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 4.80%, 04/24/29(d)		300	224,902
Series 2014-7A, Class B1RR, 4.07%, 07/20/29		500	410,686
Series 2019-16A, Class E, 8.44%, 01/20/32		250	153,999
Series 2019-17A, Class E, (3 mo. LIBOR US + 6.66%), 8.48%, 07/20/32(d)		1,500	905,842
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (3 mo. LIBOR US + 4.20%), 5.89%, 11/20/27(a)(d)		1,000	799,992
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 4.50%, 01/22/29(a)(d)		1,000	822,959
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.60%), 5.40%, 07/22/29(a)(d)		250	194,090
Palmer Square Loan Funding Ltd.(a):
Series 2019-2A, Class C, 5.07%, 04/20/27		1,025	825,737

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 5.09%, 08/20/27(d)	USD	1,750		$1,409,924
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 5.05%, 10/24/27(d)		600		483,152
Recette CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.75%), 4.57%, 10/20/27(a)(d)		1,000		792,968
Rockford Tower CLO Ltd.(a):
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 4.47%, 10/20/30(d)		430		296,937
Series 2017-3A, Class SUB, 0.00%, 10/20/30(b)		250		114,655
Series 2018-1A, Class SUB, 0.00%, 05/20/31(b)		250		124,206
Series 2018-2A, Class SUB, 0.00%, 10/20/31(b)		250		117,977
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.29%), 1.24%, 01/25/47(d)(e)		2,750		1,459,173
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(a)(c)		—	(f)	189,656
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 6.21%, 10/25/32(a)(d)		1,500		1,092,984
Sun Country, Series 2019-1C, 7.00%, 12/15/23(c)		300		298,125
TCI-Flatiron CLO Ltd., Series 2016-1A, Class DR, 5.64%, 07/17/28(a)		750		591,547
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 7.33%, 01/15/31(a)(d)		2,450		1,551,855
TRESTLES CLO II Ltd.(a)(d):
Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.44%, 07/25/29		1,000		758,743
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 7.54%, 07/25/31		250		139,167
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 1.64%, 01/20/33(a)(b)(c)		250		171,875
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 4.44%, 07/25/26(a)(d)		250		189,806
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.07%, 07/20/28(a)(d)		1,000		770,431

Security		Par (000)	Value

Asset-Backed Securities (continued)
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 5.42%, 10/20/29(a)(d)	USD	500	$382,738
York Clo-4 Ltd., Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 7.75%, 04/20/32(a)(c)(d)		500	497,500

Total Asset-Backed Securities — 28.2% (Cost — $42,743,202)			32,203,764

Corporate Bonds — 49.2%

Aerospace & Defense — 0.6%
TransDigm, Inc., 6.25%, 03/15/26(a)(g)		730	727,263

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(a)(g)		17	16,623

Airlines — 1.3%
American Airlines Group, Inc.:
5.00%, 06/01/22(a)(g)		864	693,360
4.00%, 12/15/25(c)		118	120,176
Avianca Holdings SA, 9.00%, 05/10/23(a)(g)		1,000	211,250
Gol Finance SA, 7.00%, 01/31/25(a)(g)		400	170,000
Latam Finance Ltd., 6.88%, 04/11/24(a)(g)		750	333,412

			1,528,198

Auto Components — 0.6%
Ford Motor Credit Co. LLC, 3.02%, 03/06/24	EUR	200	178,909
IHO Verwaltungs GmbH,(3.63% Cash or 4.38% PIK), 3.63%, 05/15/25		100	87,385
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 05/15/26(a)(g)	USD	144	136,080
ZF Europe Finance BV, 2.00%, 02/23/26	EUR	300	263,918

			666,292

Banks — 0.6%
Banco de Sabadell SA(5 year EUR Swap + 5.10%), 5.38%, 12/12/28(i)		200	197,173
Bancolombia SA(5 year CMT + 2.94%), 4.63%, 12/18/29(g)(i)	USD	250	220,313
Credit Mutuel Arkea SA, 3.38%, 03/11/31	EUR	200	208,130

			625,616

Beverages — 0.5%
Central American Bottling Corp., 5.75%, 01/31/27(a)(g)	USD	600	512,112

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
Crown European Holdings SA, 0.75%, 02/15/23	EUR	100	$103,948

			616,060

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26		100	97,676
US Concrete, Inc., 6.38%, 06/01/24	USD	11	9,927

			107,603

Building Products — 0.2%
Buzzi Unicem SpA, 2.13%, 04/28/23	EUR	100	109,584
Masonite International Corp., 5.38%, 02/01/28(a)	USD	9	8,845
Standard Industries, Inc.(a):
6.00%, 10/15/25		19	18,673
5.00%, 02/15/27		9	8,190
4.75%, 01/15/28(g)		35	32,234

			177,526

Capital Markets — 0.3%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	159,188
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)(g)		200	126,250

			285,438

Chemicals — 1.2%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	99,812
Cydsa SAB de CV, 6.25%, 10/04/27(a)(g)	USD	400	290,063
NOVA Chemicals Corp., 4.88%, 06/01/24(a)(g)		621	544,927
OCI NV, 5.00%, 04/15/23	EUR	100	103,572
Orbia Advance Corp SAB de CV, 5.88%, 09/17/44(a)(g)	USD	400	346,688

			1,385,062

Commercial Services & Supplies — 1.4%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	100	111,393
Clean Harbors, Inc., 4.88%, 07/15/27(a)	USD	9	8,810
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)(g)		448	452,480
KAR Auction Services, Inc., 5.13%, 06/01/25(a)(g)		444	424,020
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	91,761
United Rentals North America, Inc.:
4.63%, 10/15/25	USD	13	12,480
6.50%, 12/15/26(g)		19	19,285
5.50%, 05/15/27		17	17,158
3.88%, 11/15/27		13	12,285
4.88%, 01/15/28(g)		479	464,630

Security		Par (000)	Value

Commercial Services & Supplies (continued)
5.25%, 01/15/30	USD	13	$12,996

			1,627,298

Construction — 0.4%
Landesbank Baden-Wuerttemberg (5 year EUR Swap + 4.21%), 4.00%(i)(j)	EUR	600	487,392

Construction & Engineering — 0.4%
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23(g)	USD	423	397,620

Construction Materials — 0.0%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(a)		12	10,920
H&E Equipment Services, Inc., 5.63%, 09/01/25		17	15,768

			26,688

Consumer Discretionary — 0.0%
NCL Corp. Ltd., 3.63%, 12/15/24(a)		10	6,378

Consumer Finance — 0.9%
Credito Real SAB de CV, 7.25%, 07/20/23(a)(g)		500	390,000
Muthoot Finance Ltd., 6.13%, 10/31/22(a)(g)		750	638,906

			1,028,906

Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	100	113,342
Ball Corp.:
0.88%, 03/15/24	EUR	100	102,945
5.25%, 07/01/25	USD	17	18,484
4.88%, 03/15/26		13	13,520
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	100	93,835
5.50%, 04/15/24(a)(g)	USD	402	369,840
OI European Group BV, 2.88%, 02/15/25	EUR	100	102,128
Silgan Holdings, Inc., 3.25%, 03/15/25		100	107,362

			921,456

County/City/Special District/School District — 0.0%
Under Armour, Inc., 3.25%, 06/15/26	USD	10	8,477

Diversified Consumer Services — 0.3%
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	200	231,030

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	$83,221

			314,251

Diversified Financial Services — 3.6%
Alpha Holding SA de CV(a)(g):
10.00%, 12/19/22	USD	500	374,625
9.00%, 02/10/25		325	217,750
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	106,820
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)(g)	USD	214	79,019
Barclays PLC(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(i)	EUR	100	106,988
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	115,620
CFLD Cayman Investment Ltd., 8.60%, 04/08/24	USD	400	322,750
Credit Agricole SA(i)(j):
(5 year USD Swap + 4.32%), 6.88%		300	268,500
(5 year USD Swap + 4.90%), 7.88%		200	193,000
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(g)		597	567,150
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	75,322
Gilex Holding Sarl, 8.50%, 05/02/23(a)(g)	USD	250	212,625
Intrum AB, 2.75%, 07/15/22	EUR	50	46,322
Klabin Finance SA, 4.88%, 09/19/27(a)	USD	200	178,875
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	100	91,680
Quicken Loans, Inc., 5.25%, 01/15/28(a)(g)	USD	36	35,201
Scenery Journey Ltd.:
11.00%, 11/06/20		200	190,625
11.50%, 10/24/22		600	447,702
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	96,253
VZ Vendor Financing BV, 2.50%, 01/31/24		200	207,786
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	176,150

			4,110,763

Diversified Telecommunication Services — 0.8%
Axtel SAB de CV, 6.38%, 11/14/24(a)(g)		400	318,208
Level 3 Financing, Inc.:
5.25%, 03/15/26		13	12,992
4.63%, 09/15/27(a)		17	16,896
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)		200	136,500

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	100	$101,058
4.75%, 07/30/25		100	100,517
Telecom Argentina SA, 8.00%, 07/18/26(a)(g)	USD	214	163,443

			849,614

Electric Utilities — 3.1%
EDP — Energias de Portugal SA(5 year EUR Swap + 4.29%), 4.50%, 04/30/79(i)	EUR	200	227,286
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)(g)	USD	253	212,441
Energuate Trust, 5.88%, 05/03/27 (a)(g)		750	719,437
Iberdrola International BV(5 year EUR Swap + 2.97%), 3.25%(i)(j)	EUR	400	443,502
Inkia Energy Ltd., 5.88%, 11/09/27(a)(g)	USD	400	357,000
Pampa Energia SA, 9.13%, 04/15/29(a)(g)		400	258,000
Perusahaan Listrik Negara PT, 4.88%, 07/17/49		200	190,007
ReNew Power Ltd., 6.45%, 09/27/22		200	166,851
ReNew Power Synthetic, 6.67%, 03/12/24		200	159,063
Talen Energy Supply LLC(a)(g):
7.25%, 05/15/27		642	580,175
6.63%, 01/15/28		274	230,160

			3,543,922

Energy Equipment & Services — 0.6%
Anton Oilfield Services Group, 9.75%, 12/05/20		200	180,062
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)(g)		511	440,743

			620,805

Entertainment — 0.0%
Netflix, Inc. (g):
4.38%, 11/15/26		17	17,255
6.38%, 05/15/29		14	15,256

			32,511

Equity Real Estate Investment Trusts (REITs) — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(g)		467	401,620
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25(g)		16	14,880
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		13	11,310
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24(g)		450	432,000

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
4.50%, 09/01/26	USD	9	$7,470
5.75%, 02/01/27		13	11,310
MPT Operating Partnership LP/MPT Finance Corp.:
5.25%, 08/01/26		9	8,830
5.00%, 10/15/27(g)		24	23,280
4.63%, 08/01/29(g)		16	14,880
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)		12	9,000
VICI Properties LP/VICI Note Co., Inc.(a):
3.75%, 02/15/27		13	12,252
4.63%, 12/01/29(g)		200	182,476
4.13%, 08/15/30		17	15,916

			1,145,224

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 02/15/23(a)		13	12,799
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC:
5.75%, 03/15/25(g)		22	22,229
7.50%, 03/15/26(a)		10	10,778
4.63%, 01/15/27(a)(g)		23	22,885
5.88%, 02/15/28(a)		13	13,231
4.88%, 02/15/30(a)(g)		17	16,958
Lamb Weston Holdings, Inc.(a)(g):
4.63%, 11/01/24		14	13,790
4.88%, 11/01/26		14	14,243
Picard Groupe SAS(3 mo. Euribor + 3.00%), 3.00%, 11/30/23(d)	EUR	100	102,849

			229,762

Food Products — 1.0%
Aramark Services, Inc.:
4.75%, 06/01/26	USD	9	8,481
5.00%, 02/01/28(a)(g)		20	18,612
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		9	8,727
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)		33	35,161
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a):
6.50%, 04/15/29		24	25,745
5.50%, 01/15/30		22	22,715
MARB BondCo PLC, 6.88%, 01/19/25(a)(g)		400	357,875
MHP Lux SA, 6.25%, 09/19/29(a)(g)		300	246,000

Security		Par (000)	Value

Food Products (continued)
Minerva Luxembourg SA, 6.50%, 09/20/26(a)(g)	USD	400	$367,000
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)(g)		15	14,946

			1,105,262

Forest Products — 0.3%
Suzano Austria GmbH, 7.00%, 03/16/47(a)(g)		400	378,500

Health Care Equipment & Supplies — 0.0%
Teleflex, Inc., 4.63%, 11/15/27		9	8,990

Health Care Providers & Services — 1.6%
Centene Corp.(a):
5.38%, 06/01/26(g)		31	31,933
5.38%, 08/15/26		13	13,260
4.25%, 12/15/27(g)		43	42,140
4.63%, 12/15/29(g)		61	61,305
DaVita, Inc., 5.00%, 05/01/25(g)		26	25,966
HCA, Inc.:
5.38%, 02/01/25(g)		45	46,013
5.88%, 02/15/26(g)		26	27,365
5.38%, 09/01/26(g)		17	17,510
5.63%, 09/01/28(g)		26	27,214
5.88%, 02/01/29(g)		17	17,978
3.50%, 09/01/30		535	485,358
Molina Healthcare, Inc., 5.38%, 11/15/22		12	11,700
Tenet Healthcare Corp.(g):
4.63%, 09/01/24(a)		384	367,795
5.13%, 05/01/25		25	23,875
4.88%, 01/01/26(a)		654	622,935
6.25%, 02/01/27(a)		26	25,350
5.13%, 11/01/27(a)		26	24,765

			1,872,462

Health Care Technology — 0.1%
IQVIA, Inc., 3.25%, 03/15/25	EUR	100	107,534

Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(a)	USD	13	12,350
Boyd Gaming Corp., 4.75%, 12/01/27(a)(g)		186	153,450
Caesars Entertainment Corp., 5.00%, 10/01/24(k)		175	186,600
Cedar Fair LP, 5.25%, 07/15/29(a)		9	7,605
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 04/15/27		9	7,740
Churchill Downs, Inc.(a):
5.50%, 04/01/27		10	9,427
4.75%, 01/15/28		9	7,830
Golden Entertainment, Inc., 7.63%, 04/15/26(a)(g)		34	22,440

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30(g)	USD	17	$14,450
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		10	9,500
International Game Technology PLC, 6.50%, 02/15/25(a)(g)		582	515,006
MGM Resorts International:
5.75%, 06/15/25(g)		12	10,740
4.63%, 09/01/26		7	5,952
5.50%, 04/15/27(g)		12	10,920
Scientific Games International, Inc., 7.00%, 05/15/28(a)(g)		194	119,310
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	61,837
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	USD	9	7,830
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)(g):
5.50%, 03/01/25		31	28,830
5.25%, 05/15/27		16	14,480
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)(g)		213	193,830

			1,400,127

Household Durables — 3.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/27(a)(g)		456	456,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(a)(g)		234	202,972
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)(g)		600	567,187
Lennar Corp.:
4.75%, 05/30/25		9	8,595
4.75%, 11/29/27(g)		16	15,960
M/I Homes, Inc., 4.95%, 02/01/28(a)(g)		225	190,969
Mattamy Group Corp., 5.25%, 12/15/27(a)		9	8,370
Newell Brands, Inc., 4.20%, 04/01/26(g)		35	34,363
PulteGroup, Inc.:
5.50%, 03/01/26(g)		597	587,129
5.00%, 01/15/27		10	9,978
Taylor Morrison Communities, Inc.(a)(g):
5.88%, 06/15/27		270	250,768
5.75%, 01/15/28		914	816,124
Tempur Sealy International, Inc., 5.50%, 06/15/26		10	8,752
TRI Pointe Group, Inc., 5.25%, 06/01/27(g)		705	627,238
William Lyon Homes, Inc., 6.63%, 07/15/27(a)(g)		604	543,600

Security		Par (000)	Value

Household Durables (continued)
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24	USD	200	$174,200

			4,502,205

Household Products — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28(a)(g)		216	170,640
Century Communities, Inc., 6.75%, 06/01/27(g)		44	37,286

			207,926

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Corp.(a)(g):
4.50%, 02/15/28		588	569,919
5.13%, 03/15/28		578	531,760
NRG Energy, Inc.:
7.25%, 05/15/26		17	17,808
6.63%, 01/15/27(g)		21	21,840
5.75%, 01/15/28		14	14,280
5.25%, 06/15/29(a)		13	13,390

			1,168,997

Industrial Conglomerates — 0.4%
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)(g)		600	433,875

Insurance — 1.0%
Asahi Mutual Life Insurance Co.(5 year USD Swap + 4.59%), 6.50%(i)(j)		200	190,004
ASR Nederland NV(5 year EUR Swap + 4.00%), 3.38%, 05/02/49(i)	EUR	400	425,714
Assicurazioni Generali SpA(3 mo. Euribor + 5.35%), 5.00%, 06/08/48(i)		200	234,898
AXA SA(3 mo. LIBOR GBP + 3.27%), 5.63%, 01/16/54(i)	GBP	250	322,761
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(a)	USD	11	9,350

			1,182,727

Interactive Media & Services — 0.1%
Netflix, Inc.(g):
5.88%, 02/15/25		14	14,784
4.88%, 04/15/28		28	28,840
5.88%, 11/15/28		33	35,260
5.38%, 11/15/29(a)		16	16,602
4.88%, 06/15/30(a)		17	17,258

			112,744

IT Services — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.(a):
5.00%, 08/15/27		11	10,120

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
4.63%, 03/15/30	USD	9	$8,010

			18,130

Leisure Time — 0.5%
Carlson Travel, Inc., 6.75%, 12/15/23(a)(g)		752	511,360

Machinery — 0.4%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)(g)		476	428,400
Colfax Corp., 6.00%, 02/15/24(a)		10	9,650
Terex Corp., 5.63%, 02/01/25(a)		10	9,401

			447,451

Media — 2.9%
Altice Financing SA, 2.25%, 01/15/25	EUR	100	97,728
Altice France SA, 2.50%, 01/15/25		200	205,139
AMC Networks, Inc.:
5.00%, 04/01/24	USD	17	16,320
4.75%, 08/01/25(g)		14	13,615
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		306	289,553
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)(g)		791	642,703
iHeartCommunications, Inc.:
6.38%, 05/01/26		14	13,162
5.25%, 08/15/27(a)		13	11,375
4.75%, 01/15/28(a)		9	8,100
Intelsat Jackson Holdings SA(g):
5.50%, 08/01/23		600	393,000
8.50%, 10/15/24(a)		432	272,030
Intelsat SA, 4.50%, 06/15/25(k)		67	13,186
Lamar Media Corp.:
5.75%, 02/01/26		11	11,165
3.75%, 02/15/28(a)		10	9,374
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(a)(g)		300	293,250
SES SA(5 year EUR Swap + 5.40%), 5.63%(i)(j)	EUR	100	102,361
Sirius XM Radio, Inc.(a)(g):
4.63%, 07/15/24	USD	406	412,062
5.00%, 08/01/27		54	54,805
5.50%, 07/01/29		48	48,960
TEGNA, Inc.(a)(g):
4.63%, 03/15/28		150	131,813
5.00%, 09/15/29		19	17,153
United Group BV, 4.88%, 07/01/24	EUR	100	99,537

Security		Par (000)	Value

Media (continued)
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	100	$119,788

			3,276,179

Metals & Mining — 1.3%
Commercial Metals Co.(g):
4.88%, 05/15/23	USD	72	67,860
5.75%, 04/15/26		21	19,601
5.38%, 07/15/27		541	497,720
FMG Resources August 2006 Property Ltd., 4.50%, 09/15/27(a)		10	8,900
FMG Resources August 2006 Pty, Ltd.(a):
4.75%, 05/15/22		13	12,951
5.13%, 03/15/23		9	8,820
5.13%, 05/15/24		13	12,805
Freeport-McMoRan, Inc.:
5.00%, 09/01/27		10	9,285
5.25%, 09/01/29		10	9,423
Nexa Resources SA, 5.38%, 05/04/27(a)		400	300,000
thyssenkrupp AG:
1.88%, 03/06/23	EUR	43	41,497
2.88%, 02/22/24		200	194,110
Vedanta Resources Finance II PLC, 8.00%, 04/23/23	USD	200	75,750
Vedanta Resources Ltd., 7.13%, 05/31/23		200	75,687
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	194,026

			1,528,435

Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25(a)(g)		200	100,250

Oil, Gas & Consumable Fuels — 6.8%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(l)		249	140,685
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		318	22,260
Buckeye Partners LP:
4.13%, 03/01/25(a)(g)		87	73,341
3.95%, 12/01/26		10	8,197
Callon Petroleum Co., 6.25%, 04/15/23(g)		494	117,325
Centennial Resource Production LLC(a)(g):
5.38%, 01/15/26		834	200,160
6.88%, 04/01/27		51	12,495
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(g)		475	421,852

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP(g):
5.63%, 10/01/26	USD	19	$17,480
4.50%, 10/01/29(a)		165	143,550
Series WI, 5.25%, 10/01/25		26	23,920
Chesapeake Energy Corp., 11.50%, 01/01/25(a)(g)		718	122,060
Citgo Holding, Inc., 9.25%, 08/01/24(a)(g)		38	30,970
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)(g)		42	21,840
DCP Midstream Operating LP:
5.38%, 07/15/25(g)		14	9,559
5.13%, 05/15/29		10	6,300
eG Global Finance PLC:
3.63%, 02/07/24	EUR	100	83,554
4.38%, 02/07/25		100	83,710
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26	USD	9	6,212
5.75%, 01/30/28		17	11,560
Geopark Ltd., 6.50%, 09/21/24(a)(g)		800	454,000
Gran Tierra Energy, Inc., 7.75%, 05/23/27(a)		200	50,000
Hilong Holding Ltd., 8.25%, 09/26/22		200	130,000
Jagged Peak Energy LLC, 5.88%, 05/01/26(g)		603	450,923
Matador Resources Co., 5.88%, 09/15/26(g)		18	5,274
Neptune Energy Bondco PLC, 6.63%, 05/15/25(a)(g)		200	112,000
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(g)		346	344,448
Parsley Energy LLC/Parsley Finance Corp.(a):
5.38%, 01/15/25(g)		679	524,514
5.25%, 08/15/25		9	6,840
PDC Energy, Inc., 5.75%, 05/15/26		10	5,600
Petrobras Global Finance BV(g):
5.30%, 01/27/25		700	666,312
6.00%, 01/27/28		500	484,250
7.25%, 03/17/44		450	451,415
Petroleos Mexicanos(g):
6.88%, 08/04/26		199	150,742
5.35%, 02/12/28		300	208,500
6.50%, 01/23/29		400	287,790
Puma International Financing SA, 5.13%, 10/06/24(a)		400	142,000
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)(g)		353	212,136
Santos Finance Ltd., 5.25%, 03/13/29		200	205,376
Seven Generations Energy Ltd., 5.38%, 09/30/25(a)		25	13,937

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Shelf Drilling Holdings Ltd., 8.75%, 11/15/24(a)(c)	USD	542	$542,000
SM Energy Co.:
5.63%, 06/01/25		9	2,453
6.75%, 09/15/26		9	2,700
6.63%, 01/15/27		9	2,620
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27(g)		21	18,060
Series WI, 4.88%, 01/15/23		17	16,235
Series WI, 5.50%, 02/15/26		14	12,114
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		9	7,672
5.88%, 04/15/26		17	14,110
5.38%, 02/01/27		9	7,407
6.50%, 07/15/27		13	11,082
5.00%, 01/15/28		13	10,479
6.88%, 01/15/29		13	10,465
5.50%, 03/01/30(a)		17	13,131
Transocean Guardian Ltd., 5.88%, 01/15/24(a)(g)		81	64,796
WPX Energy, Inc.:
8.25%, 08/01/23		10	7,350
5.25%, 09/15/24		11	6,710
5.75%, 06/01/26(g)		19	10,830
5.25%, 10/15/27		10	5,500
YPF SA, 8.50%, 06/27/29(a)(g)		1,000	517,187

			7,745,988

Pharmaceuticals — 0.8%
Bausch Health Cos., Inc.(a):
5.50%, 11/01/25(g)		30	30,309
5.75%, 08/15/27		9	9,266
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		9	8,675
Elanco Animal Health, Inc.:
5.02%, 08/28/23		13	13,150
5.65%, 08/28/28		13	13,707
Merck KGaA(5 year EURIBOR ICE Swap Rate + 2.94%), 2.88%, 06/25/79(i)	EUR	300	315,592
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		200	203,485
Rossini Sarl:
(3 mo. Euribor + 3.88%), 3.88%, 10/30/25(d)		100	96,034
6.75%, 10/30/25		200	220,561

			910,779

Real Estate — 3.3%
Central China Real Estate Ltd.:
6.50%, 03/05/21	USD	200	186,098
6.75%, 11/08/21		200	172,040

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate (continued)
China Aoyuan Group Ltd., 7.95%, 02/19/23	USD	400	$366,784
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		200	198,000
7.25%, 04/19/23		200	172,000
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22		200	186,986
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	192,000
Easy Tactic Ltd.:
9.13%, 07/28/22		200	181,748
8.63%, 02/27/24		200	168,500
8.13%, 07/11/24		200	163,625
Greenland Global Investment Ltd.(3 mo. LIBOR US + 4.85%), 6.08%, 09/26/21(d)		200	191,000
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	170,630
Kaisa Group Holdings Ltd., 11.95%, 10/22/22		200	172,375
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	187,125
No Va Land Investment Group Corp., 5.50%, 04/27/23(k)		200	193,324
Powerlong Real Estate Holdings Ltd.:
6.95%, 04/17/21		200	187,052
7.13%, 11/08/22		200	179,654
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	184,950
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		200	183,750
8.70%, 08/03/22		200	161,334

			3,798,975

Real Estate Management & Development — 1.6%
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22		400	344,200
Forestar Group, Inc., 8.00%, 04/15/24(a)(g)		699	705,990
Howard Hughes Corp., 5.38%, 03/15/25(a)(g)		17	16,447
Shimao Property Holdings Ltd., 5.60%, 07/15/26		400	385,250
Sunac China Holdings Ltd., 7.25%, 06/14/22		400	375,774

			1,827,661

Road & Rail — 0.0%
United Rentals North America, Inc., 5.88%, 09/15/26		17	17,218

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.(a)(g):
4.63%, 05/15/24		16	15,840

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
4.88%, 05/15/26	USD	16	$15,682
William Carter Co., 5.63%, 03/15/27(a)		9	8,707

			40,229

Transportation Infrastructure — 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)(g)		400	264,000
Ferrovial Netherlands BV(5 year EUR Swap + 2.13%), 2.12%(i)(j)	EUR	100	89,726

			353,726

Utilities — 0.9%
Centrais Electricals Brasileiras SA, 3.63%, 02/04/25(a)(g)	USD	352	313,280
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	95,673
Huachen Energy Co. Ltd., 6.63%, 05/18/20(m)(n)	USD	200	78,375
Stoneway Capital Corp., 10.00%, 03/01/27(a)(m)(n)		675	96,400
Vistra Operations Co. LLC(a)(g):
5.50%, 09/01/26		17	17,510
5.63%, 02/15/27		23	23,719
5.00%, 07/31/27		343	348,145

			973,102

Wireless Telecommunication Services — 0.6%
Altice France SA, 2.13%, 02/15/25	EUR	100	100,613
Sprint Corp., 7.88%, 09/15/23(g)	USD	295	323,786
VEON Holdings BV, 4.00%, 04/09/25(a)(g)		200	190,000
VICI Properties LP/VICI Note Co., Inc.(a):
3.50%, 02/15/25		13	12,123
4.25%, 12/01/26		22	20,185

			646,707

Total Corporate Bonds — 49.2% (Cost — $70,559,486)			56,164,287

Floating Rate Loan Interests(d) — 15.5%

Aerospace & Defense — 0.5%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 3.24%, 12/09/25		614	556,786

Air Freight & Logistics — 1.0%
WestJet Airlines Ltd., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,083	823,296

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Air Freight & Logistics (continued)
XPO Logistics, Inc., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 3.61%, 02/24/25	USD	335	$315,731

			1,139,027

Airlines — 0.4%
Allegiant Travel Co., 2020 Term Loan, (1 mo. LIBOR US), 4.71%, 02/05/24		611	473,348

Building Products — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR US), 3.81%, 07/31/26(c)		28	25,560
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US), 3.45%, 12/14/24		29	25,232

			50,792

Commercial Services & Supplies — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.19%, 09/19/26(c)		32	29,257

Communications Equipment — 0.4%
Interface Security Systems LLC, Term Loan, (3 mo. LIBOR + 7.00%), 8.75%, 08/07/23(c)		439	428,596

Construction & Engineering — 0.5%
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 4.56%, 04/12/25		626	529,095

Diversified Financial Services — 5.0%
Credito Real Sab DE CV, Term Loan B, (3 mo. LIBOR + 3.75%), 5.43%, 02/17/23(c)		60	60,000
LSTAR Securities Financing, Term Loan, (1 mo. LIBOR + 2.00%), 3.58%, 05/30/22(c)		1,332	1,332,303
Opendoor GP II LLC, Mezzanine Term Loan, (3 mo. LIBOR + 10.00%), 10.00%, 01/23/26(c)		2,000	2,006,000
RNTR Seer Financing, Term Loan, (1 mo. LIBOR + 2.38%), 3.08%, 12/20/21(c)		1,995	1,990,465

Security		Par (000)	Value

Diversified Financial Services (continued)
Spectacle Gary Holdings LLC(c) Term Loan B, (3 mo. LIBOR + 9.00%), 11.00%, 12/23/25	USD	378	$313,437

			5,702,205

Food Products — 2.6%
Arnott’s Biscuits Ltd., AUD 2nd Lien Term Loan, (BBSY + 8.50%, 1.00% Floor), 9.50%, 12/17/27(c)	AUD	5,500	2,983,850

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc., 2018 Term Loan B4, (3 mo. LIBOR US), 3.50%, 02/16/23	USD	376	341,587
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.43%, 03/06/25(c)		102	95,997

			437,584

Hotels, Restaurants & Leisure — 1.3%
18 Fremont Street Acquisition LLC, Term Loan B, (1 mo. LIBOR + 8.00%), 9.50%, 08/09/25		800	648,148
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3 mo. LIBOR US), 5.02%, 02/02/26(c)		173	121,169
Golden Nugget LLC, 2017 Incremental Term Loan B, (3 mo. LIBOR + 2.50%), 3.70%, 10/04/23		221	171,199
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.07%, 12/10/24		590	548,076

			1,488,592

Media — 1.3%
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 12/11/26		359	280,779
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 3.11%, 04/15/27		178	169,689
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR US), 4.18%, 08/24/26(c)		615	473,481
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (6 mo. LIBOR + 4.50%, 1.00% Floor), 6.43%, 01/02/24		306	279,548
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 2.52%, 02/05/27		24	22,750

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 3.49%, 05/29/26	USD	295	$239,030

			1,465,277

Oil, Gas & Consumable Fuels — 1.0%
Buckeye Partners LP, 2019 Term Loan B, (1 mo. LIBOR US), 4.27%, 11/01/26		559	509,808
California Resources Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.36%, 12/31/22		475	104,500
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR US), 9.00%, 06/24/24		399	153,615
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR US), 8.00%, 08/01/23		398	321,055

			1,088,978

Pharmaceuticals — 1.0%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 3.36%, 11/27/25		889	839,846
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR US), 2.68%, 11/15/27		354	333,972

			1,173,818

Road & Rail — 0.1%
Genesee & Wyoming Inc. (New), Term Loan, (3 mo. LIBOR + 2.00%), 3.45%, 12/30/26		172	163,938

Total Floating Rate Loan Interests — 15.5% (Cost — $20,549,563)			17,711,143

Foreign Agency Obligations — 7.5%

Bahrain — 0.4%
CBB International Sukuk Co. 7 SPC,6.88%, 10/05/25		481	473,184

Colombia — 0.7%
Colombia Government International Bond(g):
8.13%, 05/21/24		285	326,859

Security		Par (000)	Value

Colombia (continued)
4.50%, 01/28/26	USD	512	$520,160

			847,019

Dominican Republic — 0.3%
Dominican Republic International Bond, 5.50%, 01/27/25		400	383,000

Egypt — 1.5%
Egypt Government Bond:
16.00%, 06/11/22	EGP	2,122	136,549
14.30%, 09/03/22		4,590	286,422
Egypt Government International Bond:
5.58%, 02/21/23	USD	351	324,894
5.58%, 02/21/23(a)(g)		520	481,325
7.50%, 01/31/27(a)(g)		257	230,015
8.50%, 01/31/47		284	230,750

			1,689,955

Indonesia — 1.2%
Indonesia Government International Bond:
4.75%, 01/08/26		277	293,274
3.50%, 01/11/28(g)		565	556,878
4.10%, 04/24/28(g)		200	204,188
4.75%, 02/11/29(g)		200	216,000
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR	2,235,000	121,890

			1,392,230

Mexico — 0.2%
Mexico Government International Bond, 3.75%, 01/11/28(g)	USD	200	199,937

Nigeria — 0.3%
Nigeria Government International Bond, 7.63% 01/11/25		481	370,370

Paraguay — 0.3%
Paraguay Government International Bond, 5.40%, 03/30/50(a)(g)		300	280,969

Qatar — 0.2%
Qatar Government International Bond , 4.00%, 03/14/29(a)(g)		200	214,000

Saudi Arabia — 0.4%
Saudi Government International Bond , 4.50%, 04/17/30		414	445,050

South Africa — 0.8%
Republic of South Africa Government International Bond(g):
4.88%, 04/14/26		814	725,732

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Africa (continued)
4.30%, 10/12/28	USD	221	$180,115

			905,847

Sri Lanka — 0.1%
Sri Lanka Government International Bond , 7.55%, 03/28/30		200	110,250

Turkey — 0.1%
Turkey Government International Bond , 4.88%, 04/16/43(g)		200	139,187

Ukraine — 1.0%
Ukraine Government International Bond:
7.75%, 09/01/23		150	140,250
8.99%, 02/01/24		200	183,500
7.75%, 09/01/25		501	452,779
9.75%, 11/01/28		400	389,625

			1,166,154

Total Foreign Agency Obligations — 7.5% (Cost — $9,539,850)			8,617,152

		Shares

Investment Companies — 1.2%

Capital Market — 1.2%
iShares iBoxx USD High Yield Corporate Bond ETF(q)		18,255	1,406,913

Total Investment Companies — 1.2% (Cost — $1,496,946)			1,406,913

		Par (000)

Non-Agency Mortgage-Backed Securities — 17.7%

Collateralized Mortgage Obligations — 4.3%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)(b)	USD	945	684,254
CSMC Trust, (a)(c):
0.00%, 03/25/59		924	378,966
18.83%, 09/27/66		2,312	1,934,275
RMF Buyout Issuance Trust, Series 2019-1, Class M4, 4.23%, 07/25/29(a)(b)		700	669,088
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.54%, 02/25/38(a)		4,013	1,249,926

			4,916,509

Commercial Mortgage-Backed Securities — 6.5%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(a)		770	464,090

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust(a):
Series 2019-B14, Class 225C, 3.29%, 12/15/62(b)	USD	656	$496,166
Series 2020-B16, Class D, 2.50%, 02/15/53		267	147,534
BX Commercial Mortgage Trust, Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.70%, 12/15/36(a)(d)		400	343,933
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class F, 4.89%, 05/10/36(a)		750	586,787
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		750	527,666
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class F, (1 mo. LIBOR US + 4.60%), 5.30%, 06/15/32(a)(d)		350	247,957
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.95%, 12/15/36(a)(d)		500	469,265
Morgan Stanley Capital I Trust:
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		753	482,479
Series 2017-HR2, Class D, 2.73%, 12/15/50		625	394,832
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		750	489,920
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		750	448,471
Morgan Stanley Capital I Trust 2019-NUGS, Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(d)		800	767,933
US 2018-USDC, Series 2018-USDC, Class E, 4.49%, 05/13/38(a)(b)		500	414,064
Wells Fargo Commercial Mortgage Trust:
Series 2015-C28, Class D, 4.11%, 05/15/48(b)		750	590,543
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 4.39%, 02/15/37(a)(d)		800	537,731

			7,409,371

Machinery — 0.6%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		1,902	690,971

Scientific Instruments: Control & Filter — 6.3%
225 Liberty Street Trust, Series 2016-225L, Class E, 4.65%, 02/10/36(a)(b)		750	630,294

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Scientific Instruments: Control & Filter (continued)
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C, 4.18%, 05/15/52	USD	482	$360,508
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, (1 mo. LIBOR US + 2.16%), 2.86%, 11/25/34(a)(d)		700	641,540
BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 3.35%, 10/15/36(a)(d)		669	562,446
BX Trust, Series 2019-MMP, Class F, (1 mo. LIBOR US + 2.79%), 3.50%, 08/15/36(a)(d)		1,000	662,904
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class E, 4.89%, 05/10/36(a)		500	440,493
COMM Commercial Mortgage Trust, Series 2013-GAM, Class E, 3.42%, 02/10/28(a)(b)		500	478,809
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class C, 4.89%, 11/15/51(b)		750	607,138
Series 2019-C17, Class D, 2.50%, 09/15/52(a)		689	387,482
Del Amo Fashion Center Trust 2017-AMO, Series 2017-AMO, Class D, 3.64%, 06/05/35(a)(b)		500	391,075
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		700	581,131
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 3.30%, 09/15/29(a)(d)		365	346,980
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class D, 3.00%, 06/13/52(a)		750	452,281
Morgan Stanley Capital I Trust, Series 2014-150E, Class F, 4.30%, 09/09/32(a)(b)		700	600,578

			7,143,659

Total Non-Agency Mortgage-Backed Securities — 17.7% (Cost — $25,552,233)			20,160,510

Preferred Securities

Capital Trusts — 9.1%

Auto Components — 0.2%
Volkswagen International Finance NV, 3.88%(i)(j)		300	285,570

Banks — 4.5%
ABN AMRO Bank NV, 4.75%(i)(j)		400	370,574

Security	Par (000)	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA(i)(j):
6.00%	200	$185,287
6.13%(g)	400	294,000
Series 9, 6.50%	200	155,000
Banco Mercantil del Norte SA, 6.75%(a)(g)(i)(j)	300	228,810
Banco Santander SA, 6.75%(i)(j)	400	395,886
Bank of East Asia Ltd., 5.88%(i)(j)	250	248,333
Bankia SA(i)(j):
6.00%	200	168,305
6.38%	400	344,032
BAWAG Group AG, 5.00%(i)(j)	200	183,487
Burgan Bank SAK, 5.75%(i)(j)	200	176,250
CaixaBank SA, 6.75%(i)(j)	200	179,221
Cooperative Rabobank UA(i)(j):
3.25%	400	343,002
4.63%	200	192,456
Erste Group Bank AG(i)(j):
5.13%	400	361,751
8.88%	200	218,374
ING Group NV, 6.75%(i)(j)	400	343,000
Intesa Sanpaolo SpA, 7.75%(i)(j)	200	202,849
KBC Group NV, 4.25%(i)(j)	600	518,498

		5,109,115

Building Materials — 0.1%
Holcim Finance Luxembourg SA, 3.00%(i)(j)	100	95,036

Diversified Financial Services — 2.6%
Barclays PLC, 7.75%(i)(j)	200	175,400
BNP Paribas SA, 6.63%(i)(j)	400	353,000
Credit Agricole SA, 6.50%(i)(j)	200	209,385
Credit Suisse Group AG(a)(g)(i)(j):
6.38%	350	307,195
7.50%	300	276,480
HSBC Holdings PLC, 6.25%(g)(i)(j)	450	416,812
Societe Generale SA, 7.38%(j)	300	259,500
UBS Group AG, 7.00%(i)(j)	450	433,575
UniCredit SpA, 6.63%(i)(j)	600	515,293

		2,946,640

Diversified Telecommunication Services — 0.4%
Telefonica Europe BV(i)(j):
3.88%	200	206,769

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
4.38%	200	$214,445

		421,214

Electric Utilities — 0.1%
RWE AG, 2.75%,(i)	100	107,612

Insurance — 0.2%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%,(i)	300	299,268

Media — 0.3%
Bertelsmann SE & Co. KGaA, 3.50%,(i)	300	303,523

Oil, Gas & Consumable Fuels — 0.2%
TOTAL SA, 3.37%(i)(j)	200	223,037

Utilities — 0.5%
Electricite de France SA(i)(j):
5.00%	100	111,801
5.38%	100	112,675
Engie SA, 3.25%(i)(j)	300	326,320

		550,796

Total Capital Trusts — 9.1%		10,341,811

Total Preferred Securities — 9.1% (Cost — $12,351,874)		10,341,811

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 1.0%

Commercial Mortgage-Backed Securities — 0.4%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)(b)	USD	500	$427,450

Scientific Instruments: Control & Filter — 0.6%
FREMF Mortgage Trust, Series 2019-K99, Class C, 3.77%, 10/25/52(a)(b)		1,000	764,458

Total U.S. Government Sponsored Agency Securities — 1.0% (Cost — $1,473,493)			1,191,908

Total Long-Term Investments — 129.4% (Cost — $184,266,647)			147,797,488

Short-Term Securities — 7.1%

Foreign Agency Obligations — 0.2%
Egypt Treasury Bills, 0.00%, 05/26/20(o)	EGP	4,125	256,413

Total Foreign Agency Obligations – 0.2%			256,413

	Shares

Money Market Funds — 6.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(p)(q)		7,843,518	7,843,518

Total Money Market Funds –6.9%			7,843,518

Total Short-Term Securities — 7.1% (Cost — $8,087,253)			8,099,931

Options Purchased — 0.0% (Cost — $63,602)			15,960

Total Investments — 136.5% (Cost — $192,417,502)			155,913,379

Liabilities in Excess of Other Assets — (36.5)%			(41,666,145)

Net Assets — 100.0%			$114,247,234

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	Amount is less than 500.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security with no stated maturity date.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Non-income producing security.
(o)	Rates shown are discount rates or a range of discount rates as of period end.
(p)	Annualized 7-day yield as of period end.
(q)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,440,464	6,403,054	(b)	—	7,843,518	$7,843,518	$6,393	$—	$—
iShares iBoxx USD High Yield Corporate Bond ETF	79,255	65,000		(126,000)	18,255	1,406,913	59,109	(825,258)	(215,681)

						$9,250,431	$65,502	$(825,258)	$(215,681)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased(sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

USD	United States Dollar

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.25%	08/27/19	Open	$535,248	$542,778	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	08/27/19	Open	638,010	646,986	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	08/27/19	Open	623,700	632,475	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	08/27/19	Open	683,375	692,578	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	08/27/19	Open	653,565	662,760	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	08/27/19	Open	503,700	509,514	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.25%	08/27/19	Open	$516,810	$524,096	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	08/27/19	Open	658,665	667,950	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/09/19	Open	591,030	597,917	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/09/19	Open	637,320	644,702	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/09/19	Open	808,890	818,260	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	09/09/19	Open	387,173	391,657	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	550,361	557,558	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	505,766	512,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/09/19	Open	504,340	510,935	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	09/30/19	Open	475,313	480,765	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	338,183	342,290	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	575,456	582,445	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	442,944	448,323	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	416,670	421,730	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	376,875	381,452	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	360,180	364,554	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	452,250	457,742	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	546,925	553,567	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	513,338	519,572	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	09/30/19	Open	390,529	395,272	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	10/10/19	Open	412,560	417,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/10/19	Open	376,320	380,624	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/10/19	Open	375,180	379,471	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	10/23/19	Open	545,931	550,769	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.50	10/23/19	Open	270,663	273,681	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	10/23/19	Open	277,375	280,449	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.50	10/23/19	Open	247,875	250,622	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.30	10/23/19	Open	236,531	238,954	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/23/19	Open	323,000	326,309	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/23/19	Open	298,285	301,340	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/23/19	Open	256,275	258,900	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/23/19	Open	257,250	259,885	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/23/19	Open	311,823	315,017	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/23/19	Open	268,400	271,149	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/23/19	Open	216,803	219,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/23/19	Open	182,000	183,864	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	10/30/19	Open	420,210	424,127	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	10/30/19	Open	200,000	201,864	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.25	10/30/19	Open	369,587	373,111	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.35	10/30/19	Open	258,817	261,394	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.94	10/30/19	Open	135,873	137,016	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.14	10/30/19	Open	174,000	175,613	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	1.30%	10/30/19	Open	$737,640	$744,979	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/30/19	Open	158,000	159,572	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	10/30/19	Open	168,500	170,176	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	11/05/19	Open	187,590	189,347	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	11/07/19	Open	247,624	249,761	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/07/19	Open	416,948	420,715	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/07/19	Open	373,500	376,874	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/07/19	Open	500,112	504,631	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	11/15/19	Open	339,506	342,100	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.25	11/15/19	Open	352,500	355,531	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/15/19	Open	246,250	248,367	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	11/15/19	Open	209,233	211,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/19/19	Open	361,415	364,409	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.35	11/19/19	Open	367,500	370,681	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/20/19	Open	506,350	510,513	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.30	11/20/19	Open	545,250	549,833	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.40	11/20/19	Open	193,522	195,220	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.00	11/26/19	Open	402,750	405,580	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	11/26/19	Open	723,000	728,719	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	11/27/19	Open	367,581	369,470	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	11/27/19	Open	375,500	377,882	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	11/27/19	Open	363,000	365,491	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	11/27/19	Open	335,760	338,353	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	12/18/19	Open	328,500	330,389	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	12/18/19	Open	252,000	253,449	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	12/18/19	Open	249,000	250,612	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	12/18/19	Open	401,500	404,416	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	12/18/19	Open	400,500	403,409	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	12/18/19	Open	227,813	229,452	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	12/19/19	Open	661,875	666,117	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	12/19/19	Open	504,945	508,182	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	12/19/19	Open	398,500	400,826	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.25	12/19/19	Open	354,000	356,269	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.30	12/19/19	Open	361,500	363,869	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.30	12/19/19	Open	499,639	502,913	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.30	12/19/19	Open	331,000	333,169	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.30	12/19/19	Open	372,500	374,941	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas Securities Corp.	1.30%	12/19/19	Open	$328,624	$330,777	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	12/23/19	Open	298,121	299,794	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	12/23/19	Open	205,500	206,653	Foreign Agency Obligations	Open/Demand
BNP Paribas Securities Corp.	1.05	12/23/19	Open	218,500	219,726	Foreign Agency Obligations	Open/Demand
BNP Paribas Securities Corp.	1.30	12/23/19	Open	261,176	262,821	Foreign Agency Obligations	Open/Demand
BNP Paribas Securities Corp.	1.30	12/23/19	Open	142,380	143,277	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.55	01/07/20	Open	835,000	840,004	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.00	01/07/20	Open	616,124	618,982	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.15	01/07/20	Open	723,750	727,361	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.15	01/07/20	Open	497,250	499,731	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.15	01/07/20	Open	600,188	603,182	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.15	01/07/20	Open	507,750	510,283	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.15	01/07/20	Open	567,092	569,921	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.25	01/07/20	Open	661,948	665,405	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.10	01/15/20	Open	515,143	517,412	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.10	01/15/20	Open	276,152	277,369	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	01/22/20	Open	198,250	199,061	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/22/20	Open	165,773	166,483	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/22/20	Open	115,876	116,373	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/22/20	Open	186,300	187,098	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/22/20	Open	179,450	180,219	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/22/20	Open	164,014	164,717	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/22/20	Open	195,469	196,306	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	01/22/20	Open	402,000	403,722	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	01/29/20	Open	190,250	190,476	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	01/29/20	Open	190,250	190,916	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	01/29/20	Open	170,665	171,263	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas Securities Corp.	1.05%	01/29/20	Open	$69,475	$69,718	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	01/29/20	Open	68,400	68,640	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	01/29/20	Open	67,050	67,285	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	01/29/20	Open	172,877	173,483	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.10	01/29/20	Open	162,393	162,976	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	02/07/20	Open	185,250	185,677	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	02/07/20	Open	185,250	185,639	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/11/20	Open	180,353	180,911	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.10	02/11/20	Open	311,527	312,427	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.17	02/11/20	Open	268,400	269,201	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.10	02/12/20	Open	274,162	274,922	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/13/20	Open	295,500	296,302	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.10	02/13/20	Open	178,500	178,984	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/13/20	Open	186,000	186,505	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	02/13/20	Open	182,500	182,995	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.35	02/13/20	Open	156,585	157,061	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/13/20	Open	51,638	51,774	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/13/20	Open	48,959	49,088	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.09	02/13/20	Open	43,860	43,978	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.09	02/13/20	Open	178,617	179,099	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.09	02/14/20	Open	172,000	172,425	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	02/19/20	Open	494,250	495,447	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	02/19/20	Open	443,500	444,574	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	02/19/20	Open	187,000	187,463	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.20	02/19/20	Open	196,500	196,987	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	22,063	22,120	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	17,338	17,383	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	22,913	22,972	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	23,205	23,265	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	37,065	37,161	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.25%	02/19/20	Open	$23,270	$23,330	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	74,711	74,905	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	38,700	38,801	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	33,725	33,813	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	23,953	24,015	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	44,700	44,816	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	56,730	56,877	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	32,003	32,086	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	28,481	28,555	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	33,115	33,201	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	42,806	42,917	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	23,855	23,917	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/19/20	Open	32,400	32,484	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	24,278	24,325	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	20,786	20,827	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	34,403	34,470	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	21,038	21,079	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	29,683	29,741	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	23,280	23,326	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	28,463	28,518	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	27,398	27,451	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	33,950	34,017	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	27,545	27,599	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	26,585	26,637	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	32,813	32,877	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	20,614	20,654	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	21,131	21,173	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.05	02/25/20	Open	27,586	27,640	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	03/02/20	Open	798,323	799,731	Foreign Agency Obligations	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas Securities Corp.	1.15%	03/03/20	Open	$469,656	$470,429	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.30	03/03/20	Open	340,515	341,115	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	03/04/20	Open	154,250	154,392	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	03/04/20	Open	149,500	149,638	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/04/20	Open	150,956	151,135	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/04/20	Open	160,250	160,458	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.35	03/04/20	Open	177,500	177,744	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.65	03/04/20	Open	17,005	17,026	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.65	03/04/20	Open	42,130	42,183	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.65	03/04/20	Open	19,025	19,049	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.65	03/04/20	Open	19,793	19,817	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.65	03/04/20	Open	19,793	19,817	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.65	03/04/20	Open	16,886	16,907	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.65	03/04/20	Open	18,739	18,762	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.65	03/04/20	Open	20,134	20,159	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.99	03/04/20	Open	219,000	219,242	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.17	03/04/20	Open	179,250	179,472	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.20	03/04/20	Open	166,250	166,255	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.20	03/04/20	Open	173,750	173,969	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.20	03/04/20	Open	171,750	171,967	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.20	03/04/20	Open	170,500	170,715	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.20	03/04/20	Open	175,250	175,471	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.20	03/04/20	Open	180,500	180,728	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.20	03/04/20	Open	164,250	164,457	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.20	03/04/20	Open	166,250	166,460	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.10	03/06/20	Open	193,640	193,835	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	1.10%	03/16/20	Open	$12,513	$12,521	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/16/20	Open	13,360	13,369	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/16/20	Open	4,716	4,720	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/16/20	Open	13,600	13,610	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/16/20	Open	4,905	4,908	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/16/20	Open	10,290	10,297	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/16/20	Open	11,830	11,838	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/16/20	Open	14,004	14,014	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.10	03/16/20	Open	12,740	12,749	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/16/20	Open	13,600	13,608	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/16/20	Open	13,855	13,863	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	03/16/20	Open	15,323	15,333	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	03/17/20	Open	12,360	12,373	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	03/17/20	Open	18,233	18,251	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	03/17/20	Open	15,725	15,741	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	03/17/20	Open	10,205	10,216	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	16,363	16,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	14,088	14,102	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	10,860	10,871	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	12,408	12,420	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	10,365	10,376	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	15,853	15,869	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	9,775	9,785	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	16,220	16,237	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	13,965	13,980	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	14,888	14,903	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	14,740	14,755	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	9,425	9,435	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	17,553	17,571	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	15,860	15,877	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	15,831	15,848	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	15,151	15,167	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	15,620	15,636	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	03/17/20	Open	8,540	8,549	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	03/18/20	Open	476,160	476,306	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	1.00	03/18/20	Open	180,375	180,440	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.55	03/18/20	Open	175,431	175,529	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	1.15	03/18/20	Open	381,875	382,034	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.15	03/18/20	Open	330,892	331,030	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.15	03/19/20	Open	167,843	167,907	Foreign Agency Obligations	Open/Demand
BNP Paribas Securities Corp.	1.15	03/23/20	Open	584,063	584,212	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	1.04%	03/25/20	Open	$331,278	$331,352	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	03/26/20	Open	142,250	142,270	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	03/26/20	Open	231,500	231,540	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	03/26/20	Open	247,125	247,219	Corporate Bonds	Open/Demand

				$57,336,205	$57,750,051

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Long Treasury Bond	35	06/19/20	$7,766	$470,037

Short Contracts 10-Year U.S. Treasury Note	10	06/19/20	1,387	(44,383)
10-Year U.S. Ultra Long Treasury Note	17	06/19/20	2,653	(109,320)
U.S. Long Treasury Bond	1	06/19/20	179	4,186
2-Year U.S. Treasury Note	12	06/30/20	2,645	172
5-Year U.S. Treasury Note	46	06/30/20	5,767	(134,955)

				(284,300)

				$185,737

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	195,000	USD	210,973	JPMorgan Chase Bank N.A.	04/03/20	$4,099
GBP	134,724	USD	156,420	JPMorgan Chase Bank N.A.	04/03/20	10,923
USD	1,813,531	GBP	1,406,000	Morgan Stanley & Co. International PLC	04/03/20	67,116
EUR	254,000	USD	275,692	BNP Paribas S.A.	05/05/20	4,801
EUR	4,532,000	USD	4,987,493	Deutsche Bank AG	05/05/20	17,204
EUR	2,484,560	USD	2,717,620	JPMorgan Chase Bank N.A.	05/05/20	26,085
USD	22,241,746	EUR	19,870,234	Deutsche Bank AG	05/05/20	299,005

						429,233

EUR	996,766	USD	1,127,439	Deutsche Bank AG	04/03/20	(28,075)
EUR	19,870,234	USD	22,206,974	Deutsche Bank AG	04/03/20	(291,480)
USD	104,371	EUR	98,000	BNP Paribas S.A.	04/03/20	(3,716)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	82,910	EUR	76,000	Morgan Stanley & Co. International PLC	04/03/20	$(912)
USD	22,863,676	EUR	20,791,000	UBS AG	04/03/20	(67,360)
USD	97,923	GBP	80,000	Deutsche Bank AG	04/03/20	(1,446)
EUR	305,000	USD	337,387	Morgan Stanley & Co. International PLC	05/05/20	(574)
USD	3,351,875	AUD	5,472,500	Morgan Stanley & Co. International PLC	06/19/20	(14,948)

						(408,511)

	Net unrealized appreciation					$20,722

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Bank of America N.A.	04/07/20	USD	105.00	USD	3,500	$8,760
USD Currency	JPMorgan Chase Bank N.A.	04/08/20	USD	104.00	USD	3,500	7,200

							$15,960

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	CCC+	USD	970	$(49,467)	$61,342	$(110,809)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	B	USD	7,105	(438,387)	(589,190)	150,803

							$(487,854)	$(527,848)	$39,994

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	$(1,271,971)	$(8,028)	$(1,263,943)
CMBX.NA.9	3.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	(1,271,971)	(20,571)	(1,251,400)

								$(2,543,942)	$(28,599)	$(2,515,343)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$27,625,631	$4,578,133	$32,203,764
Corporate Bonds(a)	193,324	55,308,787	662,176	56,164,287
Floating Rate Loan Interests(a)	—	7,851,028	9,860,115	17,711,143
Foreign Agency Obligations(a)	—	8,617,152	—	8,617,152
Investment Companies	1,406,913	—	—	1,406,913
Non-Agency Mortgage-Backed Securities	—	17,847,269	2,313,241	20,160,510
Preferred Securities(a)	—	10,341,811	—	10,341,811
U.S. Government Sponsored Agency Securities	—	1,191,908	—	1,191,908
Short-Term Securities:
Foreign Agency Obligations	—	256,413	—	256,413
Money Market Funds	7,843,518	—	—	7,843,518
Options Purchased:
Foreign Currency Exchange Contracts	—	15,960	—	15,960
Unfunded floating rate interests(b)	—	—	8,136	8,136

	$9,443,755	$129,055,959	$17,421,801	$155,921,515

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$150,803	$—	$150,803
Foreign currency exchange contracts	—	429,233	—	429,233
Interest rate contracts	474,395	—	—	474,395
Liabilities:
Credit contracts	—	(2,626,152)	—	(2,626,152)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$(408,511)	$—	$(408,511)
Interest rate contracts	(288,658)	—	—	(288,658)

	$185,737	$(2,454,627)	$—	$(2,268,890)

(a)	See above Schedule of Investments for values in each sector/country or political subdivision.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $57,750,051 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31, 2019	$2,664,197	$128,960	$8,848,255	$2,357,381	$—	$13,998,793
Transfers into Level 3(a)	2,229,984	—	779,790	—	—	3,009,774
Transfers out of Level 3	(1,000,000)	—	—	—	—	(1,000,000)
Accrued discounts/premiums	2,568	—	752	33,148	—	36,468
Net realized gain (loss)	123	—	(5,935)	7,920	—	2,108
Net change in unrealized appreciation (depreciation)(b)	(260,582)	816	(1,120,749)	(64,105)	8,136	(1,436,484)
Purchases	980,625	542,000	2,060,026	—	—	3,582,651
Sales	(38,782)	(9,600)	(702,024)	(21,103)	—	(771,509)

Closing Balance, as of March 31, 2020	$4,578,133	$662,176	$9,860,115	$2,313,241	$8,136	$17,421,801

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(b)	$(260,582)	$816	$(1,123,519)	$(64,105)	$8,136	$(1,439,254)

(a)

As of December 31, 2019, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third-party pricing information in the amount of $12,003,355. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Floating Rate Loan Interests(b)	$5,418,446	Income	Discount Rate	12%-15%	13%
		Market	Recent Transactions

	$5,418,446

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2020, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $2,983,850 changed to income approach. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.